Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jul. 07, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table
Year (a)	Summary Compensation Table (“SCT”) Total for PEO ($)(b)(1)	Compensation Actually Paid to PEO ($)(c)(1)(2)	Average SCT Total for Non-PEO NEOs ($)(d)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)(1)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)(f)(3)	Net Loss ($)(g)
2025	$671,658	$669,870	$158,279	$192,325	$82.63	$(728,767)
2024	$534,351	$392,125	$372,976	$393,241	$54.58	$(5,382,597)
2023	$494,238	$417,249	$309,837	$294,353	$43.08	$(8,691,559)

Company Selected Measure Name			TSR
Named Executive Officers, Footnote			George Scherff became our principal executive officer (“PEO”) effective July 8, 2024. Peter W. Knapper was our PEO for all of fiscal year 2023 and through July 8, 2024. Jennifer Wilson became our non-PEO PVP NEO (“Non-PEO NEO”) effective November 13, 2024. Thomas R. Kubera was Non-PEO NEO for all of fiscal year 2023 and through November 13, 2024.
PEO Total Compensation Amount			$ 671,658	$ 534,351	$ 494,238
PEO Actually Paid Compensation Amount			$ 669,870	392,125	417,249
Adjustment To PEO Compensation, Footnote	For each Covered Year, in determining both the CAP for our PEO and average CAP for our Non-PEO NEO for purposes of this PVP Table, we deducted from or added back to the total amount of compensation in column (b) and column (d) for such Covered Year the following amounts:

	Fiscal Year Ended
Items and Value Added (Deducted)	2025	2024	2023
For PEO:
–SCT “Stock Awards” column value	$—	$(54,000)	$(42,600)
–SCT “Option Awards” column value	—	—	—
+ year end fair value of outstanding equity awards granted in current year	—	15,485	55,050
+/- change in fair value of outstanding equity awards granted in prior years	—	8,742	15,352
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value of prior-year equity awards vested in Covered Year	(1,788)	2,400	(12,691)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	(114,853)	(92,100)
+ includable dividends / earnings on equity awards during Covered Year	—	—	—
Total Adjustments	$(1,788)	$(142,226)	$(76,989)

Non-PEO NEO Average Total Compensation Amount			$ 158,279	372,976	309,837
Non-PEO NEO Average Compensation Actually Paid Amount			$ 192,325	393,241	294,353
Adjustment to Non-PEO NEO Compensation Footnote

	Fiscal Year Ended
Items and Value Added (Deducted)	2025	2024	2023
For Non-PEO Named Executive Officers (Average):
–SCT “Stock Awards” column value	$35,200	$(82,800)	$(34,080)
–SCT “Option Awards” column value	—	—	—
+ year end fair value of outstanding equity awards granted in current year	—	106,950	44,040
+/- change in fair value of outstanding equity awards granted in prior years	—	15,294	5,524
+ vesting date fair value of equity awards granted and vested in Covered Year	—	—	—
+/- change in fair value of prior-year equity awards vested in Covered Year	(1,154)	672	(5,180)
- prior year-end fair value of prior-year equity awards forfeited in Covered Year	—	(19,851)	(25,788)
+ includable dividends / earnings on equity awards during Covered Year	—	—	—
Total Adjustments	$34,046	$20,265	$(15,484)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount			$ 82.63	54.58	43.08
Net Income (Loss)			$ (728,767)	(5,382,597)	$ (8,691,559)
PEO Name	George Scherff	Peter W. Knapper	George Scherff		Peter W. Knapper
Additional 402(v) Disclosure			For each covered year, the cumulative TSR was calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the share price at the end and the beginning of the measurement period; by the share price at the beginning of the measurement period. The TSR assumed a fixed investment of $100 at October 1, 2021 and reinvestment of dividends, as applicable, at the closing price the date the dividends were paid throughout each covered fiscal year. Because the covered fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,788)	(142,226)	$ (76,989)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	15,485	55,050
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	8,742	15,352
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,788)	2,400	(12,691)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(114,853)	(92,100)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(54,000)	(42,600)
PEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,046	20,265	(15,484)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	106,950	44,040
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	15,294	5,524
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,154)	672	(5,180)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(19,851)	(25,788)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | SCT Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,200	(82,800)	(34,080)
Non-PEO NEO | SCT Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0